UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Global Opportunities Fund

	Shares	Value ($)

Common Stocks 96.8%
Australia 0.5%
Babcock & Brown Ltd. (a) (Cost $7,201,026)	517,511	3,167,443
Bahrain 1.1%
Gulf Finance House EC (GDR) 144A (Cost $4,398,704)	193,501	7,449,788
Belgium 0.8%
Hansen Transmissions International NV* (Cost $2,971,413)	837,852	5,223,074
Bermuda 0.6%
Orient-Express Hotels Ltd. "A" (Cost $4,842,880)	131,100	4,364,319

Brazil 0.7%
Diagnosticos da America SA (Cost $4,630,780)	203,700	4,889,944
Canada 2.6%
CAE, Inc.	451,400	4,875,711
Certicom Corp.*	643,100	986,051
Flint Energy Services Ltd.*	106,200	2,004,830
OPTI Canada, Inc.*	234,100	4,444,459
SunOpta, Inc.* (a)	966,800	5,133,708

(Cost $24,167,360)		17,444,759
China 1.3%
Dalian Port (PDA) Co., Ltd. "H"	6,342,000	3,797,954
VanceInfo Technologies Inc. (ADR)*	290,500	2,617,405
WuXi PharmaTech Cayman, Inc. (ADR)* (a)	144,300	2,614,716

(Cost $10,862,249)		9,030,075
Cyprus 0.2%
Prosafe Production Public Ltd.* (Cost $2,365,508)	330,100	1,385,188
France 2.5%
Financiere Marc de Lacharriere SA (a)	64,999	4,477,189
Flamel Technologies SA (ADR)* (a)	577,400	5,762,452
JC Decaux SA (a)	278,113	7,026,205

(Cost $19,110,734)		17,265,846
Germany 13.4%
Fresenius Medical Care AG & Co. KGaA	458,396	25,342,685
Grenkeleasing AG (a)	96,319	3,965,437
M.A.X. Automation AG	829,795	5,490,815
QSC AG* (a)	643,100	1,982,320
Rational AG (a)	28,792	5,359,216
SGL Carbon AG*	81,400	5,448,480
Software AG	77,694	5,930,230
Stada Arzneimittel AG	253,850	13,115,590
Tognum AG (a)	140,174	3,080,130
United Internet AG (Registered) (a)	723,304	13,943,324
Wincor Nixdorf AG	98,736	7,393,674

(Cost $48,198,022)		91,051,901
Greece 3.9%
Coca-Cola Hellenic Bottling Co. SA	314,850	7,782,652
Hellenic Exchanges SA	255,500	3,599,209
Piraeus Bank SA	503,350	15,057,041

(Cost $15,226,973)		26,438,902
Hong Kong 4.4%
K Wah International Holdings Ltd.	7,722,000	2,941,645
Kingboard Chemical Holdings Ltd.	2,488,970	11,937,523
Midland Holdings Ltd.	4,782,407	2,499,192
Wing Hang Bank Ltd.	951,200	12,762,798

(Cost $13,253,068)		30,141,158
Ireland 5.3%
Anglo Irish Bank Corp. PLC (a)	721,439	5,676,758
C&C Group PLC (b)	328,014	1,543,157
C&C Group PLC (b)	210,236	977,858
FBD Holdings PLC	79,600	1,847,670

ICON PLC (ADR)*	127,100	10,211,214
Kingspan Group PLC	276,807	2,679,218
Norkom Group PLC*	834,006	1,743,239
Paddy Power PLC	289,968	8,046,353
Ryanair Holdings PLC*	944,000	3,559,267

(Cost $27,396,948)		36,284,734
Italy 1.0%
Prysmian SpA (Cost $6,683,325)	280,173	6,935,383
Japan 6.4%
AEON Credit Service Co., Ltd.	298,700	3,806,107
AEON Mall Co., Ltd. (a)	352,000	10,481,763
JAFCO Co., Ltd.	71,700	2,742,494
KITZ Corp. (a)	619,000	2,902,932
Matsui Securities Co., Ltd. (a)	514,700	3,697,653
Mitsubishi UFJ Lease & Finance Co., Ltd.	113,180	4,942,774
Nidec Corp.	77,700	5,507,829
Sumitomo Realty & Development Co., Ltd.	460,000	9,373,156

(Cost $37,191,076)		43,454,708
Netherlands 4.0%
Arcadis NV (a)	185,718	4,133,304
Chicago Bridge & Iron Co. NV (New York Shares)	80,500	2,637,985
QIAGEN NV* (a)	487,600	9,309,522
SBM Offshore NV (a)	482,023	10,776,481

(Cost $21,601,610)		26,857,292
Norway 0.4%
ProSafe SE (a) (Cost $3,292,114)	330,100	2,873,077
Spain 0.8%
Tecnicas Reunidas SA (Cost $4,485,349)	72,590	5,457,652
Sweden 0.8%
Brostrom AB "B" (a)	379,800	2,907,450
Eniro AB (a)	406,312	1,622,236
Micronic Laser Systems AB* (a)	298,600	1,143,563

(Cost $8,985,814)		5,673,249
Switzerland 1.1%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	43,715	1,209,926
Partners Group Holding AG	48,300	6,257,689

(Cost $4,813,917)		7,467,615
Taiwan 1.5%
Powerchip Semiconductor Corp.	7,052,183	1,652,303
Siliconware Precision Industries Co.	6,318,857	8,325,577

(Cost $7,260,130)		9,977,880
Thailand 0.7%
Bangkok Bank PCL (Foreign Registered) (Cost $3,428,160)	1,375,200	4,535,650
United Arab Emirates 1.4%
Lamprell PLC (Cost $3,506,021)	952,531	9,406,325
United Kingdom 8.8%
Aegis Group PLC	1,314,882	2,826,763
ARM Holdings PLC	3,345,909	6,307,880

Ashmore Group PLC	1,535,622	7,550,169
BlueBay Asset Management PLC (Unit) (a)	593,798	3,306,602
Carphone Warehouse Group PLC	930,109	3,456,821
John Wood Group PLC	715,875	5,996,544
Kofax PLC	923,698	3,352,771
Michael Page International PLC	1,083,804	5,515,866
Serco Group PLC	1,492,595	12,107,273
Taylor Nelson Sofres PLC	634,531	3,408,548
Xchanging PLC	1,236,431	5,895,841

(Cost $58,287,766)		59,725,078
United States 32.6%
Advance Auto Parts, Inc.	157,700	6,479,893
Aecom Technology Corp.*	225,887	6,431,003
Aeropostale, Inc.*	270,150	8,712,337
Affiliated Managers Group, Inc.*	39,800	3,438,720
Akamai Technologies, Inc.*	75,300	1,757,502
Allegheny Energy, Inc.	451,100	21,833,240
AMERIGROUP Corp.*	222,300	5,646,420
BE Aerospace, Inc.*	184,300	4,732,824
Carter's, Inc.*	224,300	3,707,679
Cogent, Inc.* (a)	226,500	2,296,710
Diamond Foods, Inc.	159,200	3,871,744
Dresser-Rand Group, Inc.*	221,700	8,446,770
EMS Technologies, Inc.*	129,600	2,684,016
Euronet Worldwide, Inc.* (a)	229,000	3,664,000
Foundation Coal Holdings, Inc.	127,700	7,585,380
FTI Consulting, Inc.* (a)	180,150	12,819,474
Gentex Corp.	198,300	3,065,718
Green Mountain Coffee Roasters, Inc.*	66,528	2,418,293
Harman International Industries, Inc.	72,900	3,001,293
Invitrogen Corp.* (a)	127,400	5,650,190
Itron, Inc.* (a)	167,600	15,474,508
Joy Global, Inc.	175,500	12,674,610
Lam Research Corp.*	72,900	2,397,681
Metabolix, Inc.* (a)	99,800	1,248,498
Mueller Water Products, Inc. "A" (a)	220,700	2,008,370
Mylan, Inc.* (a)	438,000	5,680,860
NeuStar, Inc. "A"*	169,400	3,554,012
NxStage Medical, Inc.* (a)	444,000	1,758,240
Owens & Minor, Inc.	142,600	6,548,192
Perficient, Inc.*	207,500	2,089,525
Phillips-Van Heusen Corp.	82,800	2,931,120
Prospect Partners LP*	3	0
Rowan Companies, Inc.	100,300	3,991,940
Schawk, Inc.	202,700	2,620,911
Somanetics Corp.* (a)	221,200	4,848,704
TETRA Technologies, Inc.*	338,100	6,400,233
Thoratec Corp.* (a)	369,900	6,939,324
THQ, Inc.* (a)	347,450	5,274,291
Ultra Petroleum Corp.*	235,400	16,802,852

(Cost $165,456,025)		221,487,077

Total Common Stocks (Cost $509,616,972)		657,988,117

Securities Lending Collateral 19.9%
Daily Assets Fund Institutional, 2.69% (c) (d) (Cost $135,134,953)	135,134,953	135,134,953
Cash Equivalents 3.7%
Cash Management QP Trust, 2.42% (c) (Cost $24,895,301)	24,895,301	24,895,301
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $669,647,226) †	120.4	818,018,371
Other Assets and Liabilities, Net	(20.4)	(138,345,939)

Net Assets	100.0	679,672,432

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $681,506,832. At July 31, 2008, net unrealized appreciation for all securities based on tax cost was $136,511,539. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $227,634,169 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $91,122,630.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $129,207,784 which is 19.0% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At July 31, 2008, the DWS Global Opportunities Fund had the following sector diversification:
		As a % of Common
Sector	Market Value ($)	Stocks
Financials	123,576,947	18.8%
Information Technology	115,929,455	17.6%
Industrials	109,674,584	16.7%
Health Care	109,566,551	16.7%
Energy	88,479,181	13.4%
Consumer Discretionary	65,218,427	9.9%
Utilities	21,833,240	3.3%
Consumer Staples	21,727,412	3.3%
Telecommunication Services	1,982,320	0.3%
Total	657,988,117	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008